Marketable debt securities - Disclosure of information on liabilities secured by financial assets (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Marketable debt securities
Liabilities secured by mortgage-backed bonds	€ 22,631
Marketable debt securities
Marketable debt securities
Liabilities secured by asset-backed securities	49,723	€ 37,717	€ 40,138
Liabilities secured by mortgage-backed securities	4,377	3,019	1,549
Liabilities secured by other mortgage securities	50,141	49,478	43,650
Liabilities secured by mortgage-backed bonds	22,631	24,619	22,049
Liabilities secured by territorial covered bond	995	764	352
Liabilities secured by financial assets	€ 100,859	€ 87,959	€ 84,140